Cash and Cash Equivalents (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash on hand and at banks	$ 25,304	$ 26,332
Short-term deposits and highly liquid funds	23	418
Total cash and cash equivalents	$ 25,327	$ 26,750	$ 26,841	$ 99,495